Consolidated Statements of Changes in Shareholders' Equity - EUR (€)	Common Stock [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Dec. 31, 2023	€ 67,344,140	€ (47,143,025)	€ 231,142	€ 20,432,257
Balance, shares at Dec. 31, 2023	18,216,958
Share-based compensation	€ 232,768			232,768
Capital increase ATM program	€ 270,885			270,885
Capital increase ATM program, shares	72,908
Other comprehensive income (loss)			(80,369)	(80,369)
Net loss		(4,038,506)		(4,038,506)
Balance at Jun. 30, 2024	€ 67,847,793	(51,181,531)	150,773	16,817,035
Balance, shares at Jun. 30, 2024	18,289,866
Share-based compensation	€ 614,487			614,487
Other comprehensive income (loss)			(61,827)	(61,827)
Net loss		(4,873,989)		(4,873,989)
Balance at Dec. 31, 2024	€ 68,462,280	(56,055,520)	88,946	12,495,706
Balance, shares at Dec. 31, 2024	18,289,866
Share-based compensation	€ 424,360			424,360
Capital increase ATM program	€ 2,977,061			2,977,061
Capital increase ATM program, shares	856,602
Other comprehensive income (loss)			43,598	43,598
Net loss		(3,826,585)		(3,826,585)
Balance at Jun. 30, 2025	€ 71,863,701	€ (59,882,105)	€ 132,544	€ 12,114,140
Balance, shares at Jun. 30, 2025	19,146,468